CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Revenues, net	$ 1,040,856	$ 1,212,463	$ 1,378,124
Cost of revenues	418,456	486,108	600,283
Gross profit	622,400	726,355	777,841
Marketing expenses	244,783	261,457	260,727
Selling, general and administrative expenses	263,840	268,614	297,287
Franchise rights acquired and goodwill impairments	396,727		3,665
Operating (loss) income	(282,950)	196,284	216,162
Interest expense	81,141	87,909	123,310
Other expense, net	1,691	1,358	349
Early extinguishment of debt		30,352
(Loss) income before income taxes	(365,782)	76,665	92,503
(Benefit from) provision for income taxes	(114,379)	9,773	17,462
Net (loss) income	(251,403)	66,892	75,041
Net loss attributable to the noncontrolling interest			38
Net (loss) income attributable to WW International, Inc.	$ (251,403)	$ 66,892	$ 75,079
(Net loss) earnings per share attributable to WW International, Inc.
Basic	$ (3.58)	$ 0.96	$ 1.11
Diluted	$ (3.58)	$ 0.95	$ 1.07
Weighted average common shares outstanding
Basic	70,321	69,640	67,849
Diluted	70,321	70,744	70,020
Subscription
Revenues, net	$ 919,055	$ 1,063,039	$ 1,186,489
Cost of revenues	321,528	370,064	452,882
Product and Other
Revenues, net	121,801	149,424	191,635
Cost of revenues	$ 96,928	$ 116,044	$ 147,401